LOSS PER ORDINARY SHARE - Computation of basic and diluted loss per share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands			9 Months Ended		12 Months Ended
	Mar. 19, 2019 USD ($)	Mar. 19, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) shares
Computation of basic and diluted loss per share
Net loss			¥ (338,421)	¥ (307,357)
Change in redemption value of redeemable preferred shares			(17,760)	0
Cumulative dividend on preferred shares			(26,858)	0
Net loss attributable to ordinary shareholders			¥ (383,039)	¥ (307,357)
Weighted average number of ordinary shares outstanding-basic and diluted | shares			1,089,589,663	986,825,604
Loss per ordinary share - basic and diluted | ¥ / shares			¥ (0.35)	¥ (0.31)
Proceeds from this public offering, net of underwriting discounts and commissions and other issuance costs	$ 444,699	¥ 2,982,242	¥ 2,982,242	¥ 1,283,308
Ordinary Shares
Computation of basic and diluted loss per share
Shares issued to depository bank (in shares) | shares			48,962,896		20,000,000
Proceeds from this public offering, net of underwriting discounts and commissions and other issuance costs			¥ 0		¥ 0